SHORT-TERM BANK BORROWINGS (Details Narrative)	Jan. 10, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jan. 10, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Short-Term Debt [Line Items]
Short term borrowing		$ 2,818
Construction Loan Payable [Member]
Short-Term Debt [Line Items]
Short term borrowing	$ 2,818		¥ 20,000
Short term borrowing interst rate	4.00%